Revenues (Tables)	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Schedule of Impacts of Adopting Topic 606
The following table shows the change in the presentation of our consolidated balance sheets as of December 31, 2018:

	December 31, 2018
(in thousands, unaudited)	As Reported	Amount Without Adoption of ASC 606	Effect of Change Higher/(Lower)
Accounts receivable—trade, net	$206,055	$206,917	$(862)
Accrued revenue	862	—	862
The following table summarizes the impacts of adopting Topic 606 on our consolidated financial statements as of January 1, 2018:

	As Reported	Adjustments due to	As Adjusted
(in thousands, unaudited)	Dec. 31, 2017	ASC 606	Jan. 1, 2018
Accounts receivable—trade, net	$202,914	$(3,235)	$199,679
Accrued revenue	—	3,235	3,235

Schedule of Changes in Contract Assets and Contract Liabilities
The following table reflects the changes in our contract assets and contract liabilities balances for the year ended December 31, 2018:

	December 31, 2018	January 1, 2018	Increase / (Decrease)
			$	%
Accrued revenue	$862	$3,235
Costs and estimated profits in excess of billings	9,159	9,584
Contract assets	$10,021	$12,819	$(2,798)	(22)%

Deferred revenue	$8,335	$8,819
Billings in excess of costs and profits recognized	3,210	1,881
Contract liabilities	$11,545	$10,700	$845	8%